Equity (Schedule of Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	$ (7,023)	$ (13,479)
Other comprehensive income (loss) before reclassifications	1,921	1,506
Amounts reclassified from accumulated other comprehensive loss	(235)	(270)
Other comprehensive income (loss)	1,686	1,236
Balance as of end of period	(5,337)	(12,243)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	330	(24)
Other comprehensive income (loss) before reclassifications	(90)	793
Amounts reclassified from accumulated other comprehensive loss	(235)	(270)
Other comprehensive income (loss)	(325)	523
Balance as of end of period	5	499
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(7,353)	(13,455)
Other comprehensive income (loss) before reclassifications	2,011	713
Amounts reclassified from accumulated other comprehensive loss
Other comprehensive income (loss)	2,011	713
Balance as of end of period	$ (5,342)	$ (12,742)